Northwestern Mutual Series Fund, Inc.
Mid Cap Value Portfolio
Supplement Dated August 30, 2022
to the
Summary Prospectus for the Mid Cap Value Portfolio Dated May 1, 2022
The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2022 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Mid Cap Value Portfolio—Portfolio Managers Update
Effective December 31, 2022, Phillip N. Davidson will no longer serve as a Portfolio Manager for the Mid Cap Value Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Mid Cap Value Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“PORTFOLIO MANAGEMENT
Investment Adviser: Mason Street Advisors, LLC
Sub-Adviser: American Century Investment Management, Inc. (American Century)
Portfolio Managers: Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, joined American Century in 1993 as Portfolio Manager, and began managing the Portfolio in 2009. Effective December 31, 2022, Mr. Davidson will no longer serve as portfolio manager for the Portfolio.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2004 and began managing the Portfolio in 2009.
Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2006 and began managing the Portfolio in 2009.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2012 and began managing the Portfolio in 2012.
Nathan Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has served American Century as a Portfolio Manager since March 2022 and began managing the Portfolio in May 2022.”
Please retain this Supplement for future reference.